SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Depreciation Inputs

	Length of useful life	Depreciation rate
	Years	%

Office furniture and equipment	10-14	7-10
Laboratory equipment	3-7	15-33
Computers and auxiliary equipment	3	33

Schedule of Fair Value Assumptions

	December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
Expected volatility	44%-62%	50%-60%	40%-60%
Risk-free rate	1.29%-2.28%	1.45%-1.72%	0.75%-2.25%
Dividend yield	0%	0%	0%
Expected term (in years)	4-10	5-6	5-10
Share price	$3-$5.12	$3.01	$3.04

	Share price (in $)	Exercise price (in $)	Expected volatility (in %)	Option term (in years)	Risk free interest rate (in %)	Anticipated rate of dividends (in %)
May 15, 2013	3.04	4.96	55-62	5-6.5	1.47-1.79	0
June 6, 2013	3.04	4.96	40-60	5-10	0.75-2.25	0
October 14, 2014	3.01	See Note 11B (3).	50-60	5-6	1.45-1.72	0
February 18, 2015	5.06	7.50	55	4	1.36	0
February 24, 2015	5.12	6	56	4	1.29	0
February 24, 2015	5.12	5.06	55-62	5-6.5	1.47-1.79	0
March 15, 2015	5.08	5.08	55-61	5-6.5	1.59-1.92	0
May 19, 2015	4.22	4.57	44-60	5.5-7	1.62-2.03	0
June 1, 2015	4.18	5.06	56-61	5-6.5	1.50-2.20	0
June 3, 2015	4.35	4.35	56-61	5-10	1.50-2.20	0
August 13, 2015	3.44	3.68	55-60	5.5-7	1.58-1.94	0
August 13, 2015	3.44	3.68	55-60	5.5-7	1.58-1.94	0
October 20, 2015	3.00	2.79	57-61	5-10	1.75-2.28	0